Convertible Notes Payable	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Debt Disclosure [Abstract]
Convertible Notes Payable
5. Convertible Notes Payable
In July 2024, the Company entered into a Convertible Note Purchase Agreement (the “Purchase Agreement”) with a series of investors, pursuant to which the Company issued Convertible Notes with an initial principal amount of $80.0 million (of which $20.0 million is from a related party). In September 2024, the

Company received an additional $15.0 million in gross proceeds from issuing additional Convertible Notes to additional investors. The principal amount and all accrued interest of the Convertible Notes will automatically convert into the Company’s common stock or preferred stock in connection with the closing of a Next Equity Financing or other events (e.g., a sale of substantially all Company assets, a merger, etc.). The Convertible Notes accrue interest at a rate of 12.0% per annum, compounded annually. All unpaid interest and principal are scheduled to mature on December 31, 2026 (the “Maturity Date”). Prepayment is not permitted without prior written consent of the majority of the holders of the Convertible Notes. The principal payment along with the accrued interest on each Convertible Note is due in full on the Maturity Date. As of December 31, 2024, the Company had outstanding borrowings of $95.0 million under its Convertible Notes.
In connection with the automatic conversions described above, the Convertible Notes will convert into a number of shares of common stock equal to the quotient obtained by dividing the initial purchase price plus accrued and unpaid interest by the conversion price of the Convertible Notes, which is the product resulting from multiplying the price per share in the Next Equity Financing by 80%.
The Convertible Notes were recorded at the fair value of $95.0 million on the respective issuance dates and were remeasured to the fair value of $107.6 million as of December 31, 2024. The change in the fair value of the Convertible Notes of $12.6 million, which includes accrued interest of $4.7 million, was recorded within other expense, net on the Company’s consolidated statement of operations and comprehensive loss for the period from June 18, 2024 (inception) to December 31, 2024. There was less than $0.1 million of debt issuance cost incurred in connection with the Convertible Notes. This amount was recognized as general and administrative expense in the Company’s consolidated statement of operations and comprehensive loss during the period from June 18, 2024 (inception) to December 31, 2024.

7. Convertible Notes Payable
In July 2024, the Company entered into the Purchase Agreement with a series of investors, pursuant to which the Company issued the convertible notes (the “Convertible Notes”) with an initial principal amount of $80.0 million (of which $20.0 million is from Fairmount, a related party). In September 2024, the Company received an additional $15.0 million in gross proceeds from issuing additional Convertible Notes to additional investors. Under the terms of the Convertible Notes, the principal amount and all accrued interest of the Convertible Notes would automatically convert into the Company’s common stock, pre-funded
warrants or preferred stock in connection with the closing of a Next Equity Financing or certain other events (e.g., a sale of substantially all Company assets, a merger, etc.). On April 28, 2025, this automatic conversion took place. The Convertible Notes accrued interest at a rate of 12.0% per annum, compounded annually. All unpaid interest and principal were scheduled to mature on December 31, 2026 (the “Maturity Date”). Prepayment was not permitted without prior written consent of the majority of the holders of the Convertible Notes. The principal payment along with the accrued interest on each Convertible Note was due in full on the Maturity Date.
In connection with the automatic conversion described above, the Convertible Notes were convertible into a number of shares of common stock equal to the quotient obtained by dividing the initial purchase price plus accrued and unpaid interest by the conversion price of the Convertible Notes, which is the product resulting from multiplying the price per share in the Next Equity Financing by 80% (“conversion price”).
There was less than $0.1 million of debt issuance cost incurred in connection with the Convertible Notes which was recognized in the financial statements for the period from June 18, 2024 (inception) to December 31, 2024. The Convertible Notes were recorded at the fair value of $95.0 million on the respective issuance dates and were remeasured to the fair value of $107.6 million as of December 31, 2024. The Convertible Notes were remeasured immediately prior to the Closing with a fair value of $129.2 million. For the nine months ended September 30, 2025, the change in fair value incurred was $21.6 million, which includes accrued interest of $3.6 million, and was recorded within other expense, net in the Company’s condensed consolidated statement of operations and comprehensive loss.
Immediately prior to the effective time of the Merger, the Convertible Notes converted into shares of
Pre-Merger
Jade common stock and
Pre-Merger
Jade
pre-funded
warrants based on the aggregate principal amount of $95.0 million plus unpaid accrued interest divided by the conversion price in connection with the
Pre-Closing
Financing. As of September 30, 2025, there were no Convertible Notes outstanding. At the effective time of the Merger, the
Pre-Merger
Jade shares and warrants issued upon conversion of the Convertible Notes (including accrued interest) automatically converted into 9,433,831 shares of
Pre-Merger
Jade common stock and 4,289,744
Pre-Merger
Jade
pre-funded
warrants.